Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Software	1,016,908	1,156,390	148,573
Patent	790,401	826,120	106,140
	1,807,309	1,982,510	254,713
Less: accumulated amortization	(1,132,532)	(1,331,810)	(171,111)
Intangible assets, net	674,777	650,700	83,602